SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 185,694	€ 169,022	€ 135,130
Gross profit	165,093	147,667	112,950
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	177,388	162,690	126,636
Gross profit	161,057	144,780	111,581
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	7,205	5,041	7,166
Gross profit	3,093	1,911	290
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,101	1,291	1,328
Gross profit	€ 943	€ 976	€ 1,079